Segmental analysis - Net fees and commissions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Fees and commissions receivable
Payment services	£ 971	£ 892		£ 1,095
Credit and debit card fees	522	460		623
Lending and financing	670	678		994
Brokerage	96	155		164
Investment management, trustee and fiduciary services	280	271		278
Underwriting fees	127	183		170
Other	32	83		21
Total	2,698	2,722	[1]	3,345	[1]
Fees and commissions payable	(574)	(722)	[1]	(848)	[1]
Net fees and commissions	2,124	2,000		2,497
Retail Banking
Fees and commissions receivable
Payment services	306	264		292
Credit and debit card fees	344	299		427
Lending and financing	13	42		356
Brokerage	48	54		55
Investment management, trustee and fiduciary services	3	3		44
Other		1		2
Total	714	663		1,176
Fees and commissions payable	(337)	(284)		(480)
Net fees and commissions	377	379		696
Ulster Bank RoI
Fees and commissions receivable
Payment services	53	57		60
Credit and debit card fees	19	21		28
Lending and financing	4	4		4
Brokerage		1		8
Investment management, trustee and fiduciary services	2	2		3
Other				4
Total	78	85		107
Fees and commissions payable	(13)	(8)		(12)
Net fees and commissions	65	77		95
Commercial Banking
Fees and commissions receivable
Payment services	538	507		659
Credit and debit card fees	147	129		154
Lending and financing	515	505		510
Investment management, trustee and fiduciary services		1		3
Other	105	82		90
Total	1,305	1,224		1,416
Fees and commissions payable	(147)	(114)		(104)
Net fees and commissions	1,158	1,110		1,312
Private Banking
Fees and commissions receivable
Payment services	35	28		33
Credit and debit card fees	10	9		12
Lending and financing	10	7		3
Brokerage	6	6		5
Investment management, trustee and fiduciary services	230	225		186
Other	35	26		27
Total	326	301		266
Fees and commissions payable	(68)	(44)		(40)
Net fees and commissions	258	257		226
RBS International
Fees and commissions receivable
Payment services	19	18		27
Credit and debit card fees	2	2		2
Lending and financing	54	34		36
Brokerage	1	1
Investment management, trustee and fiduciary services	45	38		41
Other	4	3		2
Total	125	96		108
Fees and commissions payable	(1)	(2)		(2)
Net fees and commissions	124	94		106
NatWest Markets
Fees and commissions receivable
Payment services	20	18		24
Lending and financing	74	86		85
Brokerage	41	93		96
Investment management, trustee and fiduciary services		2		1
Underwriting fees	127	183		170
Other		4		69
Total	262	386		445
Fees and commissions payable	(104)	(287)		(360)
Net fees and commissions	158	99		85
Central Items and other
Fees and commissions receivable
Other	(112)	(33)		(173)
Total	(112)	(33)		(173)
Fees and commissions payable	96	17		150
Net fees and commissions	(16)	(16)		(23)
Total excluding Ulster Bank RoI
Fees and commissions receivable
Payment services	918	835		1,035
Credit and debit card fees	503	439		595
Lending and financing	666	674		990
Brokerage	96	154		156
Investment management, trustee and fiduciary services	278	269		275
Underwriting fees	127	183		170
Other	32	83		17
Total	2,620	2,637		3,238
Fees and commissions payable	(561)	(714)		(836)
Net fees and commissions	£ 2,059	£ 1,923		£ 2,402

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.